Finance Debt - Schedule of Current and Non-current Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 118,126
Additions (new funding obtained)	27,075
Ending balance	109,046	$ 118,126
Current	7,001	9,755
Non-current	102,045	108,371
Brazil [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	25,921	29,361
Principal amortization	(2,227)	(1,562)
Interest amortization	(2,286)	(3,120)
Additions (new funding obtained)	6,801	475
Transaction costs during the period	2,296	3,245
Foreign exchange/inflation indexation charges	114	(1,060)
Pre-payments	(8,414)	(6,820)
Transfer to liabilities associated with assets classified as held for sale		(14)
Cumulative translation adjustment (CTA)	(275)	5,416
Ending balance	21,930	25,921
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	92,205	96,804
Principal amortization	(5,144)	(12,076)
Interest amortization	(4,251)	(4,156)
Additions (new funding obtained)	18,788	18,563
Transaction costs during the period	4,851	4,263
Foreign exchange/inflation indexation charges	1,057	(1,879)
Pre-payments	(20,345)	(10,223)
Transfer to liabilities associated with assets classified as held for sale		(312)
Cumulative translation adjustment (CTA)	(45)	1,221
Ending balance	87,116	92,205
Export Credit Agencies [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	5,353
Ending balance	3,671	5,353
Export Credit Agencies [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	5,353	5,832
Principal amortization	(914)	(824)
Interest amortization	(125)	(124)
Additions (new funding obtained)	226	298
Transaction costs during the period	163	160
Foreign exchange/inflation indexation charges	8	(206)
Pre-payments	(1,051)
Cumulative translation adjustment (CTA)	11	217
Ending balance	3,671	5,353
Banking market [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	60,760
Ending balance	49,508	60,760
Banking market [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	23,617	27,379
Principal amortization	(2,059)	(1,408)
Interest amortization	(2,084)	(2,887)
Additions (new funding obtained)	5,224	475
Transaction costs during the period	2,106	3,041
Foreign exchange/inflation indexation charges	27	(1,169)
Pre-payments	(8,414)	(6,820)
Transfer to liabilities associated with assets classified as held for sale		(14)
Cumulative translation adjustment (CTA)	(174)	5,020
Ending balance	18,243	23,617
Banking market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	37,143	34,645
Principal amortization	(3,210)	(5,353)
Interest amortization	(1,281)	(969)
Additions (new funding obtained)	8,192	8,506
Transaction costs during the period	1,460	1,109
Foreign exchange/inflation indexation charges	117	(1,081)
Pre-payments	(11,005)	(780)
Transfer to liabilities associated with assets classified as held for sale		(2)
Cumulative translation adjustment (CTA)	(151)	1,068
Ending balance	31,265	37,143
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	51,434
Ending balance	55,560	51,434
Capital market [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,267	1,963
Principal amortization	(166)	(152)
Interest amortization	(200)	(231)
Additions (new funding obtained)	1,577
Transaction costs during the period	185	188
Foreign exchange/inflation indexation charges	87	108
Cumulative translation adjustment (CTA)	(101)	391
Ending balance	3,649	2,267
Capital market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	49,167	55,666
Principal amortization	(973)	(5,784)
Interest amortization	(2,831)	(3,037)
Additions (new funding obtained)	10,249	9,759
Transaction costs during the period	3,208	2,974
Foreign exchange/inflation indexation charges	931	(569)
Pre-payments	(7,936)	(9,443)
Transfer to liabilities associated with assets classified as held for sale		(310)
Cumulative translation adjustment (CTA)	96	(89)
Ending balance	51,911	49,167
Other Debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	579
Ending balance	307	579
Other Debt [member] | Brazil [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	37	19
Principal amortization	(2)	(2)
Interest amortization	(2)	(2)
Transaction costs during the period	5	16
Foreign exchange/inflation indexation charges		1
Cumulative translation adjustment (CTA)		5
Ending balance	38	37
Other Debt [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	542	661
Principal amortization	(47)	(115)
Interest amortization	(14)	(26)
Additions (new funding obtained)	121
Transaction costs during the period	20	20
Foreign exchange/inflation indexation charges	1	(23)
Pre-payments	(353)
Cumulative translation adjustment (CTA)	(1)	25
Ending balance	$ 269	$ 542